DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 8.8%
Activision Blizzard, Inc.	250	$18,488
Alphabet, Inc., Class A*	2,163	218,441
Alphabet, Inc., Class C*	2,022	205,132
AT&T, Inc.	2,596	50,051
Charter Communications, Inc., Class A*	41	16,043
Comcast Corp., Class A	1,183	43,345
Electronic Arts, Inc.	127	16,609
Fox Corp., Class A	176	5,711
Fox Corp., Class B	84	2,564
Interpublic Group of Cos., Inc.	315	10,823
Lumen Technologies, Inc.	294	1,608
Meta Platforms, Inc., Class A*	1,895	223,800
New York Times Co., Class A	82	3,005
News Corp., Class A	107	2,049
Omnicom Group, Inc.	86	6,859
Pinterest, Inc., Class A*	186	4,728
Spotify Technology SA*	34	2,700
Take-Two Interactive Software, Inc.*	18	1,903
Verizon Communications, Inc.	688	26,818
Walt Disney Co.*	23	2,251
Warner Bros Discovery, Inc.*	249	2,839

(Cost $1,134,958)		865,767

Consumer Discretionary - 12.7%
Advance Auto Parts, Inc.	64	9,663
Amazon.com, Inc.*	786	75,880
AutoNation, Inc.*(a)	57	7,063
AutoZone, Inc.*	14	36,106
Bath & Body Works, Inc.	174	7,395
Best Buy Co., Inc.	337	28,746
Booking Holdings, Inc.*	5	10,397
BorgWarner, Inc.	154	6,547
Burlington Stores, Inc.*(a)	39	7,632
Capri Holdings Ltd.*	102	5,850
Chipotle Mexican Grill, Inc.*	10	16,270
Columbia Sportswear Co.	32	2,867
D.R. Horton, Inc.	130	11,180
Darden Restaurants, Inc.	59	8,672
Deckers Outdoor Corp.*	18	7,180
Dick’s Sporting Goods, Inc.	92	11,001
Dollar General Corp.	150	38,352
Dollar Tree, Inc.*	56	8,416
Domino’s Pizza, Inc.	18	6,997
eBay, Inc.	203	9,224
Expedia Group, Inc.*	62	6,624
Five Below, Inc.*	25	4,021
Floor & Decor Holdings, Inc., Class A*(a)	46	3,433
Garmin Ltd.	96	8,927
Gentex Corp.	161	4,653
Genuine Parts Co.	78	14,300
Grand Canyon Education, Inc.*	40	4,523
Home Depot, Inc.	671	217,397
Kohl’s Corp.	126	4,042
Lear Corp.	27	3,894
Lennar Corp., Class A	190	16,688
Lithia Motors, Inc.	20	4,786
LKQ Corp.	170	9,236
Lowe’s Cos., Inc.	607	129,018
Lululemon Athletica, Inc.*	45	17,114
Macy’s, Inc.	331	7,779
Mohawk Industries, Inc.*	48	4,864
NIKE, Inc., Class B	397	43,547
NVR, Inc.*	3	13,917
O’Reilly Automotive, Inc.*	49	42,362
Penske Automotive Group, Inc.	27	3,414

Polaris, Inc.(a)	31	3,536
PulteGroup, Inc.	202	9,046
PVH Corp.	44	2,956
Ralph Lauren Corp.(a)	29	3,280
Ross Stores, Inc.	266	31,300
Skechers U.S.A., Inc., Class A*	74	3,121
Starbucks Corp.	511	52,224
Tapestry, Inc.	217	8,196
Target Corp.	587	98,070
Tempur Sealy International, Inc.	150	4,766
Thor Industries, Inc.(a)	53	4,565
TJX Cos., Inc.	772	61,799
Toll Brothers, Inc.	59	2,827
Tractor Supply Co.	91	20,594
Ulta Beauty, Inc.*	34	15,805
VF Corp.	100	3,282
Victoria’s Secret & Co.*(a)	108	4,968
Whirlpool Corp.	45	6,594
Williams-Sonoma, Inc.(a)	103	12,041
Yum! Brands, Inc.	97	12,480

(Cost $1,212,828)		1,241,427

Consumer Staples - 8.5%
Altria Group, Inc.	637	29,671
Archer-Daniels-Midland Co.	465	45,337
BJ’s Wholesale Club Holdings, Inc.*	128	9,631
Clorox Co.	59	8,770
Colgate-Palmolive Co.	326	25,258
Costco Wholesale Corp.	386	208,151
Darling Ingredients, Inc.*	55	3,951
Estee Lauder Cos., Inc., Class A	19	4,480
General Mills, Inc.	57	4,862
Hershey Co.	18	4,233
Hormel Foods Corp.	56	2,632
Kimberly-Clark Corp.	52	7,053
Kroger Co.	452	22,234
Monster Beverage Corp.*	143	14,709
PepsiCo, Inc.	18	3,339

Performance Food Group Co.*	52	3,171
Philip Morris International, Inc.	767	76,447
Procter & Gamble Co.	867	129,322
Sysco Corp.	57	4,931
Tyson Foods, Inc., Class A	152	10,075
US Foods Holding Corp.*	99	3,621
Walgreens Boots Alliance, Inc.	442	18,343
Walmart, Inc.	1,255	191,287

(Cost $752,064)		831,508

Energy - 10.8%
Antero Resources Corp.*	104	3,801
APA Corp.	202	9,464
Chesapeake Energy Corp.	62	6,417
Chevron Corp.	1,251	229,321
ConocoPhillips	791	97,696
Coterra Energy, Inc.	100	2,791
Devon Energy Corp.	227	15,554
Diamondback Energy, Inc.	77	11,397
EOG Resources, Inc.	491	69,688
Exxon Mobil Corp.	3,452	384,346
HF Sinclair Corp.	49	3,055
Marathon Oil Corp.	402	12,313
Marathon Petroleum Corp.	542	66,021
Occidental Petroleum Corp.	171	11,883
ONEOK, Inc.	132	8,833
Ovintiv, Inc.	212	11,821
PDC Energy, Inc.	77	5,723
Phillips 66	410	44,460
Pioneer Natural Resources Co.	26	6,136
Targa Resources Corp.	122	9,076
Texas Pacific Land Corp.	2	5,185
Valero Energy Corp.	336	44,896

(Cost $792,856)		1,059,877

Financials - 9.1%
Affiliated Managers Group, Inc.	17	2,727
Aflac, Inc.	68	4,891
Allstate Corp.	124	16,604
Aon PLC, Class A	20	6,166
Apollo Global Management, Inc.	133	9,229
Arch Capital Group Ltd.*	133	7,968
Berkshire Hathaway, Inc., Class B*	1,426	454,324
Blackstone, Inc.	358	32,768
Capital One Financial Corp.	38	3,923
Carlyle Group, Inc.	240	7,481
Cboe Global Markets, Inc.	48	6,088
Cincinnati Financial Corp.	146	16,200
Coinbase Global, Inc., Class A*(a)	194	8,872
Credit Acceptance Corp.*	8	3,792
Discover Financial Services	68	7,368
Erie Indemnity Co., Class A	18	5,083
Evercore, Inc., Class A	72	8,293
FactSet Research Systems, Inc.	19	8,764
Fidelity National Financial, Inc.	143	5,771
First American Financial Corp.	103	5,629
Franklin Resources, Inc.	197	5,282
Janus Henderson Group PLC	91	2,301
Lazard Ltd., Class A	119	4,357
LPL Financial Holdings, Inc.	27	6,391
Markel Corp.*	4	5,299
MarketAxess Holdings, Inc.	18	4,823
Marsh & McLennan Cos., Inc.	199	34,463
MGIC Investment Corp.	344	4,723
Moody’s Corp.	87	25,949
MSCI, Inc.	32	16,251
Old Republic International Corp.	216	5,292
Progressive Corp.	227	29,998
S&P Global, Inc.	147	51,862
SEI Investments Co.	101	6,290
Synchrony Financial	204	7,666
T. Rowe Price Group, Inc.(a)	254	31,727

Travelers Cos., Inc.	14	2,657
Willis Towers Watson PLC	93	22,893

(Cost $779,928)		890,165

Health Care - 15.5%
Abbott Laboratories	454	48,841
AbbVie, Inc.	132	21,276
Align Technology, Inc.*	35	6,883
AmerisourceBergen Corp.	22	3,755
Amgen, Inc.	96	27,494
Biogen, Inc.*	97	29,601
Bio-Rad Laboratories, Inc., Class A*	23	9,538
Bristol-Myers Squibb Co.	506	40,622
Cardinal Health, Inc.	64	5,131
Chemed Corp.	10	5,200
Cigna Corp.	120	39,467
Cooper Cos., Inc.	13	4,113
CVS Health Corp.	701	71,418
DaVita, Inc.*	30	2,212
Edwards Lifesciences Corp.*	205	15,836
Elevance Health, Inc.	72	38,370
Eli Lilly & Co.	48	17,812
Exelixis, Inc.*	175	2,989
Gilead Sciences, Inc.	382	33,551
HCA Healthcare, Inc.	136	32,670
Henry Schein, Inc.*	125	10,115
Hologic, Inc.*	191	14,547
Humana, Inc.	56	30,794
IDEXX Laboratories, Inc.*	26	11,073
Incyte Corp.*	72	5,736
Intuitive Surgical, Inc.*	14	3,785
Johnson & Johnson	1,136	202,208
Laboratory Corp. of America Holdings	65	15,645
Masimo Corp.*	18	2,609
McKesson Corp.	196	74,809

Merck & Co., Inc.	157	17,289
Mettler-Toledo International, Inc.*	9	13,226
Moderna, Inc.*	410	72,123
Molina Healthcare, Inc.*	62	20,880
Organon & Co.	228	5,933
Pfizer, Inc.	3,744	187,687
Premier, Inc., Class A	77	2,568
Quest Diagnostics, Inc.	102	15,487
QuidelOrtho Corp.*	46	4,030
Regeneron Pharmaceuticals, Inc.*	97	72,915
Thermo Fisher Scientific, Inc.	30	16,807
United Therapeutics Corp.*	18	5,038
UnitedHealth Group, Inc.	374	204,862
Universal Health Services, Inc., Class B	34	4,449
Vertex Pharmaceuticals, Inc.*	119	37,652
Waters Corp.*	24	8,318
West Pharmaceutical Services, Inc.	29	6,805

(Cost $1,290,119)		1,524,169

Industrials - 6.0%
3M Co.	242	30,485
A O Smith Corp.	114	6,924
Acuity Brands, Inc.	27	5,084
AECOM	36	3,060
AGCO Corp.	41	5,442
Alaska Air Group, Inc.*	77	3,653
Allegion PLC	22	2,500
C.H. Robinson Worldwide, Inc.	52	5,211
Carrier Global Corp.	235	10,415
Caterpillar, Inc.	27	6,383
Cintas Corp.	6	2,771
Copart, Inc.*	180	11,981
Cummins, Inc.	107	26,874
Delta Air Lines, Inc.*	132	4,669
Donaldson Co., Inc.	64	3,899
Eaton Corp. PLC	27	4,413
Emerson Electric Co.	92	8,811
Expeditors International of Washington, Inc.	167	19,382
Fastenal Co.	292	15,041
FedEx Corp.	127	23,142
Fortune Brands Home & Security, Inc.	50	3,267
FTI Consulting, Inc.*(a)	24	4,148
General Dynamics Corp.	14	3,533
Graco, Inc.	87	6,087
GXO Logistics, Inc.*	49	2,296
Huntington Ingalls Industries, Inc.	12	2,784
Illinois Tool Works, Inc.	21	4,777
JB Hunt Transport Services, Inc.	70	12,872
JetBlue Airways Corp.*	225	1,791
Johnson Controls International PLC	61	4,053
Knight-Swift Transportation Holdings, Inc.	114	6,319
L3Harris Technologies, Inc.	15	3,406
Landstar System, Inc.	40	6,919
Lennox International, Inc.	21	5,469
Lincoln Electric Holdings, Inc.	22	3,253
Lockheed Martin Corp.	173	83,938
ManpowerGroup, Inc.	44	3,851
Masco Corp.	128	6,500
Nordson Corp.	13	3,074
Northrop Grumman Corp.	13	6,933
Old Dominion Freight Line, Inc.	53	16,038
Otis Worldwide Corp.	83	6,481
Owens Corning	83	7,374
PACCAR, Inc.	34	3,601
Parker-Hannifin Corp.	8	2,392
Pentair PLC	86	3,936
Quanta Services, Inc.	21	3,148
Robert Half International, Inc.	98	7,720
Rockwell Automation, Inc.	10	2,642
RXO, Inc.*	74	1,406
Snap-on, Inc.	37	8,902

Southwest Airlines Co.*	129	5,148
Tetra Tech, Inc.	18	2,783
Textron, Inc.	62	4,426
Toro Co.	61	6,770
Trex Co., Inc.*	48	2,203
United Parcel Service, Inc., Class B	462	87,655
W.W. Grainger, Inc.	20	12,061
Waste Management, Inc.	97	16,269
Watsco, Inc.	22	5,918
WESCO International, Inc.*	17	2,192
XPO Logistics, Inc.*(a)	74	2,858

(Cost $549,510)		587,333

Information Technology - 23.6%
Accenture PLC, Class A	312	93,890
Adobe, Inc.*	181	62,432
Advanced Micro Devices, Inc.*	546	42,386
Akamai Technologies, Inc.*	52	4,933
Amdocs Ltd.	92	8,175
Apple, Inc.	3,312	490,275
Applied Materials, Inc.	524	57,430
Arista Networks, Inc.*	94	13,094
Autodesk, Inc.*	14	2,827
Automatic Data Processing, Inc.	192	50,715
Broadridge Financial Solutions, Inc.	49	7,306
Cadence Design Systems, Inc.*	94	16,172
Ciena Corp.*	92	4,136
Cirrus Logic, Inc.*	39	2,914
Cisco Systems, Inc.	3,132	155,723
Cognex Corp.	62	3,086
Cognizant Technology Solutions Corp., Class A	388	24,137
Concentrix Corp.	18	2,203
Corning, Inc.	168	5,734

Dell Technologies, Inc., Class C	207	9,272
Dolby Laboratories, Inc., Class A	32	2,396
Dropbox, Inc., Class A*	106	2,497
EPAM Systems, Inc.*	18	6,634
F5, Inc.*	27	4,174
Fair Isaac Corp.*	8	4,958
First Solar, Inc.*	36	6,211
Fortinet, Inc.*	87	4,625
Gartner, Inc.*	23	8,059
Genpact Ltd.	50	2,306
HP, Inc.	1,559	46,832
Intel Corp.	3,493	105,035
International Business Machines Corp.	56	8,338
Intuit, Inc.	28	11,413
Jack Henry & Associates, Inc.	32	6,059
Keysight Technologies, Inc.*	66	11,939
KLA Corp.	51	20,051
Lam Research Corp.	74	34,956
Lumentum Holdings, Inc.*	37	2,033
Mastercard, Inc., Class A	299	106,564
Micron Technology, Inc.	1,036	59,725
Microsoft Corp.	1,813	462,569
MKS Instruments, Inc.	36	3,019
NetApp, Inc.	55	3,719
NVIDIA Corp.	126	21,323
ON Semiconductor Corp.*	93	6,994
Oracle Corp.	261	21,671
Paychex, Inc.	133	16,496
PayPal Holdings, Inc.*	322	25,248
Qorvo, Inc.*	49	4,863
QUALCOMM, Inc.	492	62,233
Salesforce, Inc.*	52	8,333
Skyworks Solutions, Inc.	108	10,327
Synopsys, Inc.*	15	5,093
Teradyne, Inc.	113	10,560
Texas Instruments, Inc.	542	97,809
VeriSign, Inc.*	13	2,598
Visa, Inc., Class A(a)	126	27,342
Western Union Co.	221	3,240
Zebra Technologies Corp., Class A*	26	7,027

(Cost $2,358,493)		2,312,109

Materials - 3.4%
Air Products and Chemicals, Inc.	26	8,064
Alcoa Corp.	55	2,757
Amcor PLC	231	2,853
Celanese Corp.	71	7,618
CF Industries Holdings, Inc.	149	16,120
Cleveland-Cliffs, Inc.*(a)	482	7,461
Corteva, Inc.	432	29,013
Dow, Inc.	476	24,262
DuPont de Nemours, Inc.	303	21,365
Eagle Materials, Inc.	27	3,681
Eastman Chemical Co.	33	2,858
Freeport-McMoRan, Inc.	905	36,019
Huntsman Corp.	112	3,111
International Paper Co.	167	6,199
Louisiana-Pacific Corp.	126	8,039
LyondellBasell Industries NV, Class A	280	23,803
Mosaic Co.	141	7,233
Newmont Corp.	112	5,317
Nucor Corp.	365	54,732
Olin Corp.	145	8,262
Packaging Corp. of America	41	5,572
Reliance Steel & Aluminum Co.	62	13,100
Sherwin-Williams Co.	18	4,485
Southern Copper Corp.(a)	42	2,563
Steel Dynamics, Inc.	226	23,488
United States Steel Corp.	295	7,756

(Cost $284,499)		335,731

Real Estate - 0.9%
CBRE Group, Inc., Class A*	298	23,721
Jones Lang LaSalle, Inc.*	27	4,540
Public Storage REIT	78	23,241
Simon Property Group, Inc. REIT	106	12,661
Weyerhaeuser Co. REIT	631	20,640

(Cost $86,304)		84,803

Utilities - 0.4%
Constellation Energy Corp.	37	3,557
DTE Energy Co.	76	8,817
Exelon Corp.	109	4,509
NRG Energy, Inc.	211	8,957
Public Service Enterprise Group, Inc.	55	3,330
Sempra Energy	21	3,490
UGI Corp.	72	2,783
Vistra Corp.	112	2,725

(Cost $33,932)		38,168

TOTAL COMMON STOCKS (Cost $9,275,491)		9,771,057

EXCHANGE-TRADED FUNDS - 0.1%
iShares Russell 1000 ETF
(Cost $10,932)	50	11,216

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
(Cost $8,096)	8,096	8,096

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
(Cost $1,337)	1,337	1,337

TOTAL INVESTMENTS - 99.9% (Cost $9,295,856)		$9,791,706
Other assets and liabilities, net - 0.1%		6,876

NET ASSETS - 100.0%		$9,798,582

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
4,995	3,101	(d)	—	—	—	78	—	8,096	8,096
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
4,206	67,687		(70,556)	—	—	36	—	1,337	1,337

9,201	70,788		(70,556)	—	—	114	—	9,433	9,433

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $105,696, which is 1.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $97,017.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,771,057	$—	$—	$9,771,057
Exchange-Traded Funds	11,216	—	—	11,216
Short-Term Investments(a)	9,433	—	—	9,433

TOTAL	$9,791,706	$—	$—	$9,791,706

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

QARP-PH1

R-089711-1 (5/24) DBX005195 (5/24)